Other long term liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Other long term liabilities
	March 31, 2020	December 31, 2019
Severance liability	$224,600	$211,734
Customer deposit balance	367,571	407,810
Total other long term liabilities	$592,171	$619,544